PIA MBS BOND FUND
Schedule of Investments - August 31, 2022 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	2.3%
	Other Asset-Backed Securities
	CF Hippolyta Issuer LLC
$1,380,755	1.69%, due 7/15/60, Series 2020-1 Class A (b)		$1,256,241
	Total Asset-Backed Securities (cost $1,380,564)		1,256,241

	MORTGAGE-BACKED SECURITIES	93.8%
	Commercial Mortgage-Backed Securities	3.4%
	BX Trust
440,000	3.641% (1 Month LIBOR USD + 1.250%), due 11/17/36, Series 2021-RISE Class B (b) (e)		422,362
	Cold Storage Trust
1,474,486	3.291% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (b) (e)		1,443,615
			1,865,977
	U.S. Government Securities	90.4%
	FHLMC Pool
290,940	2.50%, due 12/1/31, #G18622		279,526
64,879	5.00%, due 10/1/38, #G04832		67,907
214,419	3.50%, due 5/1/42, #G08491		209,362
177,087	3.00%, due 8/1/43, #G08540		168,492
324,854	4.00%, due 8/1/44, #G08601		325,117
258,400	3.00%, due 3/1/45, #G08631		245,080
402,361	3.00%, due 5/1/45, #G08640		381,537
371,240	3.00%, due 5/1/45, #Q33337		351,892
332,991	3.00%, due 1/1/47, #G08741		314,660
220,911	3.00%, due 1/1/47, #Q45636		208,134
222,274	3.50%, due 4/1/48, #Q55213		215,321
77,381	4.50%, due 5/1/48, #G08820		78,062
81,363	3.50%, due 9/1/48, #G08835		78,742
73,974	4.00%, due 2/1/49, #ZT1710		73,556
206,460	3.00%, due 4/1/49, #ZN5108		192,467
150,918	3.50%, due 7/1/49, #QA1057		145,500
129,180	3.50%, due 7/1/49, #SD8001		124,555
197,167	3.00%, due 10/1/49, #SD8016		183,659
1,445,691	2.50%, due 12/1/51, #QD2700		1,294,841
1,467,625	2.00%, due 2/1/52, #QD7338		1,268,661
1,925,976	2.00%, due 2/1/52, #SD8193		1,662,864
835,987	2.50%, due 2/1/52, #QD7063		748,793
1,447,535	2.50%, due 2/1/52, #SD8194		1,296,257
1,467,586	2.00%, due 3/1/52, #SD8199		1,267,304
1,962,841	2.00%, due 4/1/52, #SD8204		1,694,781
1,967,658	3.50%, due 5/1/52, #SD8214		1,880,864
	FNMA Pool
61,954	4.00%, due 5/1/26, #AH8174		61,966
377,087	2.50%, due 10/1/31, #BC9305		359,854
257,366	2.50%, due 11/1/31, #BD9466		247,034
90,639	3.50%, due 5/1/33, #BK5720		89,345
88,541	3.50%, due 5/1/33, #MA3364		87,283
224,885	4.00%, due 12/1/39, #AE0215		225,551
353,563	3.50%, due 7/1/43, #AB9774		344,897
478,535	3.00%, due 8/1/43, #AU3363		454,662
150,231	4.00%, due 9/1/44, #AS3392		150,215
163,838	3.50%, due 4/1/45, #AY3376		158,858
576,868	3.00%, due 6/1/45, #AZ0504		546,545
135,333	3.50%, due 8/1/45, #AS5699		131,363
70,731	3.50%, due 9/1/45, #AS5722		68,656
204,923	3.00%, due 10/1/45, #AZ6877		194,066
474,707	3.50%, due 12/1/45, #BA2275		461,950
287,836	3.50%, due 12/1/45, #MA2471		279,728
168,927	3.50%, due 3/1/46, #MA2549		163,971
405,999	3.00%, due 7/1/46, #MA2670		383,658
241,590	3.00%, due 9/1/46, #AS7904		228,298
176,368	3.00%, due 5/1/47, #AS9562		166,264
169,762	3.50%, due 9/1/47, #MA3120		164,624
45,106	4.50%, due 11/1/47, #BJ1795		45,409
290,935	3.50%, due 3/1/48, #MA3305		281,813
402,938	4.50%, due 5/1/48, #BM4135		407,130
157,612	4.00%, due 7/1/48, #MA3415		156,390
126,991	4.00%, due 8/1/48, #BK5416		126,274
118,672	4.50%, due 10/1/48, #MA3496		119,529
115,846	4.50%, due 11/1/48, #MA3522		116,543
126,209	3.00%, due 4/1/49, #BN6240		117,706
153,271	3.00%, due 5/1/49, #MA3670		143,003
1,264,361	3.00%, due 12/1/50, #FM7827		1,177,827
1,404,979	3.00%, due 8/1/51, #FM8407		1,306,880
1,923,437	2.50%, due 1/1/52, #BU7884		1,722,700
1,942,657	2.00%, due 2/1/52, #MA4547		1,677,266
25,489	2.50%, due 2/1/52, #BV3506		22,830
1,926,800	2.50%, due 2/1/52, #MA4548		1,725,434
2,813,228	2.50%, due 3/1/52, #MA4563		2,519,219
1,963,269	2.00%, due 4/1/52, #MA4577		1,695,535
1,956,290	2.50%, due 4/1/52, #MA4578		1,751,834
1,959,939	3.00%, due 4/1/52, #MA4579		1,818,739
	FNMA TBA
1,500,000	4.00%, due 9/1/40 (d)		1,466,719
1,500,000	4.50%, due 9/15/41 (d)		1,493,961
	GNMA Pool
165,811	5.00%, due 9/15/39, #726311		172,915
123,480	4.00%, due 6/15/45, #AM8608		125,330
85,304	4.00%, due 2/15/46, #AR3772		85,739
91,415	4.00%, due 10/15/46, #AQ0545		91,960
73,821	4.00%, due 12/15/46, #AQ0562		75,101
804,185	3.00%, due 5/15/47, #AW1730		755,941
424,324	3.00%, due 8/15/47, #AZ5554		398,694
254,358	3.50%, due 11/15/47, #BD4824		246,788
169,624	3.50%, due 4/20/49, #MA5875		164,885
252,096	3.50%, due 7/20/49, #MA6039		245,043
178,090	3.00%, due 8/20/49, #MA6089		168,286
460,955	3.00%, due 9/20/49, #MA6153		435,389
478,827	3.00%, due 12/20/49, #MA6338		451,961
1,939,071	2.00%, due 1/20/52, #MA7826		1,721,881
1,928,623	2.50%, due 1/20/52, #MA7827		1,765,101
1,466,047	2.50%, due 3/20/52, #MA7936		1,341,470
1,988,461	3.50%, due 6/20/52, #MA8099		1,922,709
			49,788,656
	Total Mortgage-Backed Securities (cost $55,878,642)		51,654,633

	SHORT-TERM INVESTMENTS	9.2%
	Money Market Fund	1.1%
630,572	Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (a)		630,572
	U.S. Treasury Bills	8.1%
$3,500,000	1.55%, due 9/22/22 (c)		3,495,809
1,000,000	3.111%, due 2/23/23 (c)		984,407
			4,480,216
	Total Short-Term Investments (cost $5,112,285)		5,110,788

	Total Investments (cost $62,371,491)	105.3%	58,021,662
	Liabilities less Other Assets	(5.3)%	(2,937,665)
	TOTAL NET ASSETS	100.0%	$55,083,997

(a)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2022, the value of these investments was $3,122,217 or 5.67% of total net assets.
(c)	Rate shown is the discount rate at August 31, 2022.
(d)	Security purchased on a when-issued basis. As of August 31, 2022 the total cost of investments
	purchased on a when-issued basis was $2,960,680 or 5.37% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2022.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LIBOR - London Interbank Offered Rate
	TBA - To Be Announced

PIA MBS Bond Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$1,256,241	$-	$1,256,241
Commercial Mortgage-Backed Securities	-	1,865,977	-	1,865,977
Mortgage-Backed Securities - U.S. Government Agencies	-	49,788,656	-	49,788,656
Total Fixed Income	-	52,910,874	-	52,910,874
Money Market Fund	630,572	-	-	630,572
U.S. Treasury Bills	-	4,480,216	-	4,480,216
Total Investments	$630,572	$57,391,090	$-	$58,021,662

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2021	$439,450
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(17,088)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	(422,362)
Balance as of August 31, 2022	$-